Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

NOTE 12 — LEASES

The Company has various operating leases for clinics and office spaces. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the interest rate of 6.6% and 6.6% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments.

As of June 30, 2026 and December 31, 2025, the right-of-use assets totaled $473,732, and $504,192, respectively.

As of June 30, 2026 and December 31, 2025, lease liabilities consist of the following:

	June 30, 2026	December 31, 2025
Operating lease
Lease liabilities – current portion	$263,532	$238,105
Lease liabilities – non-current portion	215,087	272,359
Total	$478,619	$510,464

The following is a schedule of future minimum payments under operating leases as of June 30, 2026:

Not later than 1 year	$284,279
Between 1 to 2 years	79,200
Between 2 to 5 years	158,400
Total lease payments	521,879
Less: imputed interest	(43,260)
Total operating lease liabilities, net of interest	$478,619

Other lease information is as follows:

	June 30, 2026	December 31, 2025
	2.75 years	2.37 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$101,015	$207,787

As of June 30, 2026 and December 31, 2025, there were $473,732 and $504,192 right of use (“ROU”) assets and $478,619 and $510,464 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using an incremental borrowing rate of the minimum loan rate and the Hong Kong Dollar Best Lending Rate (“BLR”) minus 0.125% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 6.6% and 6.6% respectively.